Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000116776 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Trust Managed Futures Strategy Fund
Average Annual Return, Percent	4.04%	4.31%	1.56%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
ICE BofA 3 Month U S Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.18%	3.17%	2.18%